Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Proceeds on disposals	$ 58,776
Loss on disposal of plant and equipment	$ (51,418)